Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statements of Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,009,494	$ 142,185	¥ 976,571	¥ 1,314,131
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) from equity, net of dividends	(19,340)	(2,724)	(33,708)	(206,218)
Share-based settlement expenses				19,908
Changes in operating assets and liabilities:
Amounts due from related parties	94,367	13,291	(2,040)	53,194
Other current assets	(51,245)	(7,218)	(17,001)	57,135
Contingent liabilities	(99,000)	(13,944)	99,000	(11,398)
Other current liabilities	225,565	31,770	(178,823)	191,420
Other non-current liabilities	(32,100)	(4,521)	(40,260)	99,165
Net cash (used in) provided by investing activities	1,318,320	185,682	632,901	1,521,838
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(247,141)	(34,807)	74,289	(2,572,094)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options			247,015
Payment for repurchase of ordinary shares				(372,376)
Dividend distribution	(177,502)	(25,001)
Net cash (used in) provided by financing activities	(199,835)	(28,147)	233,761	(513,121)
Effect of exchange rate changes	48,098	6,775	81,054	(46,714)
Net (decrease) increases in cash, cash equivalents and restricted cash	919,442	129,503	1,022,005	(1,610,091)
Cash, cash equivalents and restricted cash-beginning of the year	4,434,618	624,603	3,412,613	5,022,704
Cash, cash equivalents and restricted cash-end of the year	5,354,060	754,106	4,434,618	3,412,613
Parent company
Cash flows from operating activities:
Net income	1,009,494	142,185	976,571	1,314,131
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based settlement expenses				19,908
Changes in operating assets and liabilities:
Amounts due from related parties	(24)	(3)	(63)	18
Amounts due to subsidiaries and VIEs	5,895	830	52,262	28,584
Other current assets	(20,969)	(2,953)		40,772
Contingent liabilities				(11,398)
Other current liabilities	7,326	1,032	(31,336)	11,828
Other non-current liabilities				(2,276)
Net cash (used in) provided by investing activities	175,921	24,779	13,968	63,125
Cash flows from investing activities:
Increase in investments in subsidiaries and VIEs	(16,400)	(2,310)	(17,492)	(1,120,785)
Net cash provided by (used in) investing activities	(16,400)	(2,310)	(17,492)	(1,120,785)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	3		1,493	11,114
Proceeds from advances from subsidiaries	1,074,953	151,404	287,876	537,604
Repayment of advances from subsidiaries	(613,847)	(86,459)	(448,387)	(82,481)
Payment for repurchase of ordinary shares				(372,376)
Proceeds from offering, net of issuance cost			247,015
Dividend distribution	(177,502)	(25,001)
Net cash (used in) provided by financing activities	283,607	39,944	87,997	93,861
Effect of exchange rate changes	33,107	4,663	41,227	(171,897)
Net (decrease) increases in cash, cash equivalents and restricted cash	476,235	67,076	125,700	(1,135,696)
Cash, cash equivalents and restricted cash-beginning of the year	349,845	49,275	224,145	1,359,841
Cash, cash equivalents and restricted cash-end of the year	826,080	116,351	349,845	224,145
Parent company | Subsidiaries and VIEs
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) from equity, net of dividends	(834,842)	(117,585)	(942,081)	(1,309,836)
Parent company | Affiliates
Adjustments to reconcile net income to net cash provided by operating activities:
(Income) from equity, net of dividends	¥ 9,041	$ 1,273	¥ (41,385)	¥ (28,606)